UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2002


Check here if Amendment ( X ); Amendment Number: 1

This Amendment  (Check only one.) :       ( X )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428


Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/S/Christian A. Szautner    West Conshohocken, PA          10/2/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )        13F HOLDINGS REPORT.  (Check here if all holdings of this
              reporting manager are reported in this report.)

(    )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:              5

Form 13F Information Table Entry Total:      149

Form 13F Information Table Value Total:    $30,431,065.84

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:      Item 4:         Item 5:              Item 6:             Item 7:         Item 8:
                       Title                  Fair           Shares or           Investment                            Voting
Name Of Issuer         of                     Market        Principal Amt.       Discretion                          Authority
                       Class      CUSIP       Value                             (a)   (b)    (c)      Managers     (a)   (b)   (c)
                                                                             Sole    Shared    Shared            Sole  Shared  None
                                                                                             Other

Actuate Corp.          COM       00508B102    $68,495.00    72,100.00                   X                                 X
Agil Software Corp.    COM       00846X105    $34,614.00     5,400.00                   X                                 X
Allegiance
 Telecom, Inc.         COM       01747T102   $134,211.00   161,700.00                   X                                 X
Arena
 Pharmaceuticals, Inc. COM       040047102    $84,000.00    15,000.00                   X                                 X
Art Technology
 Group Inc.            COM       04289L107   $170,352.00   177,450.00                   X                                 X
ArthoCare Corp.        COM       043136100   $363,600.00    30,000.00                   X                                 X
Biosite
 Diagnostics, Inc.     COM       090945106    $20,293.00       700.00                   X                                 X
Canadian Superior
 Energy, Inc.          COM       136644101    $34,658.00    40,300.00                   X                                 X
Capstone Turbine Corp. COM       14067D102     $8,024.00    13,600.00                   X                                 X
Carbon Energy Corp.    COM       141106104    $60,667.00     6,200.00                   X                                 X
Centra Software, Inc.  COM       15234X103   $108,288.30    86,700.00                   X                                 X
ClickAction, Inc.      COM       18681E107     $7,128.00    59,400.00                   X                                 X
ClickAction, Inc.      PREF      18681E990       $540.00     6,000.00                   X                                 X
ClickAction, Inc.      WARRANT   18681E9W9         $0.00       600.00                   X                                 X
Cohesion
 Technologies, Inc.    COM       19248N101    $31,283.40     8,500.00                   X                                 X
Conductus, Inc.        COM       206784100    $47,860.49    92,933.00                   X                                 X
Conductus, Inc.        COM       206784993         $0.00    20,000.00                   X                                 X
Corio, Inc.            COM       218875102    $24,507.00    38,900.00                   X                                 X
Corixa Corp.           COM       21887F100    $19,638.50     3,100.00                   X                                 X
Curon Medical, Inc.    COM       231292103     $5,974.00    10,300.00                   X                                 X
Cysive, Inc.           COM       23281T108    $10,716.00     4,700.00                   X                                 X
DB Group Ltd.          COM       996555587 $1,089,956.00   400,000.00                   X                                 X
Denbury
 Resources, Inc.       COM       247916208    $47,799.00     4,700.00                   X                                 X
Docent, Inc.           COM       25608L106    $98,268.00   129,300.00                   X                                 X
Dyax Corp.             COM       26746E103    $10,282.00     5,300.00                   X                                 X
Dynegy, Inc.           COM       26816Q101   $208,800.00   180,000.00                   X                                 X
E-LOAN, Inc.           COM       26861P107   $230,184.00   166,800.00                   X                                 X
eXcelon Corp.          COM       300691102    $58,090.52   223,425.00                   X                                 X
Exponent, Inc.         COM       30214U102   $645,831.68    51,200.00                   X                                 X
Geerlings &
 Wade, Inc.            COM       368473104    $33,733.00    55,300.00                   X                                 X
Genencor
 International Inc.    COM       368709101   $327,144.00    34,400.00                   X                                 X
Hain Celestial
 Group, Inc.           COM       405217100    $14,650.00     1,000.00                   X                                 X
HPD Exploration plc    COM       990304941    $12,860.72    60,000.00                   X                                 X
IBT Repurchase
 Agreement             REPO      REPO009X1   $525,916.59   525,916.59                   X                                 X
Impath, Inc.           COM       45255G101    $18,074.00     1,400.00                   X                                 X
IntelliCorp, Inc.      COM       458153103        $30.00     3,000.00                   X                                 X
iPrint.com, Inc.       COM       462628108     $2,264.00   113,200.00                   X                                 X
Latitude
 Communications, Inc.  COM       518292107    $47,595.00    83,500.00                   X                                 X
Mercator
 Software, Inc.        COM       587587106    $54,340.00    41,800.00                   X                                 X
Meridian Gold, Inc.    COM       992553693   $364,465.38    19,935.00                   X                                 X
Navidec, Inc.          COM       63934Q101     $9,229.00    83,900.00                   X                                 X
Nexprise, Inc.         COM       65333Q202    $45,044.07    17,953.00                   X                                 X
Niku Corp.             COM       654113109     $3,094.00    23,800.00                   X                                 X
North American
 Palladium Ltd.        COM       656912102   $145,948.00    34,100.00                   X                                 X
North American
 Scientific, Inc.      COM       65715D100    $28,994.00     3,800.00                   X                                 X
Pacific Rim
 Mining Corp.          COM       694915984    $17,500.00    35,000.00                   X                                 X
Patina Oil &
 Gas Corp.             COM       703224105   $210,187.50     7,375.00                   X                                 X
PetroQuest
 Energy, Inc.          COM       716748108   $246,636.00    55,800.00                   X                                 X
Pfizer, Inc.           COM       717081103    $23,216.00       800.00                   X                                 X
Pharmacyclics, Inc.    COM       716933106     $5,700.00     1,900.00                   X                                 X
PharmChem
 Laboratories, Inc.    COM       717133102   $134,600.00   269,200.00                   X                                 X
Preview Systems, Inc.  COM       741379101     $2,505.00    66,800.00                   X                                 X
Restoration
 Hardware, Inc.        COM       760981100    $18,000.00     4,000.00                   X                                 X
Secure Computing Corp. COM       813705100   $104,000.00    32,500.00                   X                                 X
SeeBeyond
 Technology Corp.      COM       815704101    $89,740.00    64,100.00                   X                                 X
Selectica, Inc.        COM       816288104   $343,680.00    96,000.00                   X                                 X
Stellent, Inc.         COM       85856W105     $2,250.60       600.00                   X                                 X
Titan
 Pharmaceuticals, Inc. COM       888314101     $8,835.00     5,700.00                   X                                 X
Tumbleweed
 Communications Corp.  COM       899690101   $215,056.63   236,300.00                   X                                 X
Ultra Petroleum Corp.  COM       903914109   $413,325.00    49,500.00                   X                                 X
Unify Corp.            COM       904743101    $28,288.00    83,200.00                   X                                 X
ValiCert, Inc.         COM       91915Q105    $37,935.00    84,300.00                   X                                 X
Vicinity Corp.         COM       925653107   $148,960.00    66,500.00                   X                                 X
Webex
 Communications,Inc.   COM       94767L109    $63,783.00     5,700.00                   X                                 X
Websense, Inc.         COM       947684106   $146,286.00    12,600.00                   X                                 X
W-H Energy
 Services, Inc.        COM       92925E108    $93,420.00     5,400.00                   X                                 X
3M Co.                 COM       88579Y101   $164,955.00     1,500.00
Adobe Systems, Inc.    COM       00724F101    $99,320.00     5,200.00                   X                                 X
Affiliated
 Computer Services     COM       008190100   $234,025.00     5,500.00                   X                                 X
American
 International Group   COM       026874107   $448,540.00     8,200.00                   X                                 X
Amgen, Inc.            COM       031162100   $558,780.00    13,400.00                   X                                 X
Anadarko
 Petroleum Corp.       COM       032511107   $106,896.00     2,400.00                   X                                 X
Analog Devices, Inc.   COM       032654105    $78,800.00     4,000.00                   X                                 X
AOL Time Warner, Inc.  COM       00184A105   $168,480.00    14,400.00                   X                                 X
Apache Corp.           COM       037411105   $267,525.00     4,500.00                   X                                 X
Applied Materials Inc. COM       038222105   $173,250.00    15,000.00                   X                                 X
Bank of America Corp.  COM       060505104    $31,900.00       500.00                   X                                 X
Baxter
 International, Inc.   COM       071813109   $265,785.00     8,700.00                   X                                 X
Best Buy Co, Inc.      COM       086516101   $167,325.00     7,500.00                   X                                 X
Bristol-Myers
 Squibb Co.            COM       110122108   $130,900.00     5,500.00                   X                                 X
Brocade Communications
 Systems, Inc.         COM       111621108    $53,463.00     7,100.00                   X                                 X
Cardinal Health, Inc.  COM       14149Y108   $264,350.00     4,250.00                   X                                 X
Check Point Software
 Technologies Ltd.     COM       M22465104   $100,302.00     7,300.00                   X                                 X
Cisco Systems, Inc.    COM       17275R102   $555,964.00    53,050.00                   X                                 X
Citigroup, Inc.        COM       172967101   $388,415.00    13,100.00                   X                                 X
Coca-Cola Co           COM       191216100   $359,700.00     7,500.00                   X                                 X
Colgate-Palmolive Co.  COM       194162103    $80,925.00     1,500.00                   X                                 X
Concord EFS, Inc.      COM       206197105   $181,032.00    11,400.00                   X                                 X
Dell Computer Corp.    COM       247025109   $336,336.00    14,300.00                   X                                 X
Devon Energy Corp.     COM       25179M103   $229,187.50     4,750.00                   X                                 X
Elan Corp. plc-ADR     COM       284131208    $37,249.00    19,300.00                   X                                 X
Electronic Data
 Systems Corp.         COM       285661104    $69,900.00     5,000.00                   X                                 X
Eli Lilly & Co.        COM       532457108   $475,924.00     8,600.00                   X                                 X
EMC Corp.              COM       268648102    $86,830.00    19,000.00                   X                                 X
Exxon Capital Corp.    COM       30231G102    $95,700.00     3,000.00                   X                                 X
FHLMC                  COM       313400301   $195,650.00     3,500.00                   X                                 X
Fifth Third Bancorp.   COM       316773100   $391,610.00     6,400.00                   X                                 X
First Data Corp.       COM       319963104   $318,630.00    11,400.00                   X                                 X
Fortune Brands, Inc.   COM       349631101    $94,580.00     2,000.00                   X                                 X
General Electric Co.   COM       369604103 $1,005,720.00    40,800.00                   X                                 X
Genzyme Corp.          COM       372917104    $41,220.00     2,000.00                   X                                 X
H&R Block, Inc.        COM       093671105   $168,040.00     4,000.00                   X                                 X
Harley-Davidson, Inc.  COM       412822108   $222,960.00     4,800.00                   X                                 X
Home Depot, Inc.       COM       437076102   $328,860.00    12,600.00                   X                                 X
IBT Repurchase
 Agreement             REPO      REPO009X1   $411,584.56   411,584.56                   X                                 X
IDEC Pharmaceuticals
 Corp.                 COM       449370105    $41,525.00     1,000.00                   X                                 X
Intel Corp.            COM       458140100   $381,975.00    27,500.00                   X                                 X
International Business
 Machines Corp.        COM       459200101   $356,179.00     6,100.00                   X                                 X
Intuit, Inc.           COM       461202103   $250,415.00     5,500.00                   X                                 X
JDS Uniphase Corp.     COM       46612J101    $51,232.40    26,300.00                   X                                 X
Johnson & Johnson      COM       478160104   $621,920.00    11,500.00                   X                                 X
Kohl's Corp.           COM       500255104   $291,888.00     4,800.00                   X                                 X
Kraft Foods, Inc.      COM       50075N104   $393,768.00    10,800.00                   X                                 X
Liberty Media
 Corp., Class A        COM       530718105   $179,500.00    25,000.00                   X                                 X
Linear Technolgy Corp. COM       535678106   $310,800.00    15,000.00                   X                                 X
Lockheed Martin Corp.  COM       539830109   $485,025.00     7,500.00                   X                                 X
Lowe's, Inc.           COM       548661107   $269,100.00     6,500.00                   X                                 X
Marsh & McLennan
 Companies, Inc.       COM       571748102   $512,172.00    12,300.00                   X                                 X
Medtronic, Inc.        COM       585055106   $467,532.00    11,100.00                   X                                 X
Merck & Co., Inc.      COM       589331107   $347,396.00     7,600.00                   X                                 X
Microsoft Corp.        COM       594918104   $690,302.00    15,800.00                   X                                 X
Monsanto Co.           COM       61166W101    $53,515.00     3,500.00                   X                                 X
Murphy Oil Corp.       COM       626717102    $82,070.00     1,000.00                   X                                 X
Nokia Corp. - ADR      COM       654902204   $227,900.00    17,200.00                   X                                 X
Northrop Grumman Corp. COM       666807102   $372,120.00     3,000.00                   X                                 X
Novellus Systems, Inc. COM       670008101    $72,835.00     3,500.00                   X                                 X
Oracle Corp.           COM       68389X105   $121,044.00    15,400.00                   X                                 X
PeopleSoft, Inc.       COM       712713106    $86,590.00     7,000.00                   X                                 X
PesiCo, Inc.           COM       713448108   $458,180.00    12,400.00                   X                                 X
Pfizer, Inc.           COM       717081103   $882,208.00    30,400.00                   X                                 X
Procter & Gamble Co.   COM       742718109   $357,520.00     4,000.00                   X                                 X
Qualcomm, Inc.         COM       747525103   $165,720.00     6,000.00                   X                                 X
Quest
 Diagnostics, Inc.     COM       74834L100   $123,060.00     2,000.00                   X                                 X
Schlumberger Ltd.      COM       806857108   $307,680.00     8,000.00                   X                                 X
Sprint Corp.
 (PCS Group)           COM       852061506    $43,120.00    22,000.00                   X                                 X
Sysco Corp.            COM       871829107   $212,925.00     7,500.00                   X                                 X
Target Corp.           COM       87612E106   $622,872.00    21,100.00                   X                                 X
Tenet
 Healthcare Corp.      COM       88033G100   $297,000.00     6,000.00                   X                                 X
The Goldman Sachs
 Group, Inc.           COM       38141G104   $264,120.00     4,000.00                   X                                 X
The St. Paul
 Companies, Inc.       COM       792860108   $157,960.00     5,500.00                   X                                 X
United
 Technologies Corp     COM       913017109   $254,205.00     4,500.00                   X                                 X
UnitedHealth
 Group, Inc.           COM       91324P102   $566,930.00     6,500.00                   X                                 X
Veritas Software Corp. COM       923436109   $132,390.00     9,000.00                   X                                 X
Viacom, Inc. Class B   COM       925524308   $478,490.00    11,800.00                   X                                 X
Vodafone Group
 plc Sp - ADR          COM       92857W100   $291,241.00    22,700.00                   X                                 X
Walgreen Co.           COM       931422109   $252,232.00     8,200.00                   X                                 X
Wells Fargo Co.        COM       949746101   $327,488.00     6,800.00                   X                                 X
Wyeth Corp.            COM       983024100   $302,100.00     9,500.00                   X                                 X
XI Capital Ltd.,
 Class A               COM       G98255105   $264,600.00     3,600.00                   X                                 X


                                          $30,431,065.84
